FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	Jun. 26, 2020	Dec. 31, 2019	Jun. 28, 2019
Derivative Liability [Member] | Level 2 | Recurring
Disclosure of fair value measurement of assets [line items]
Liabilities	€ 97	€ 41
Borrowings	7,100	6,400
Total assets	19,063	18,685	€ 19,090
Liabilities	13,231	12,529	€ 12,755
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	7,400	6,700
Derivative Asset [Member] | Level 2 | Recurring
Disclosure of fair value measurement of assets [line items]
Total assets	€ 13	€ 15